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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.    Name and address of issuer:

      Janus Aspen Series
      151 Detroit Street
      Denver, CO 80206-4805

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

          Janus Aspen Balanced Portfolio
          Janus Aspen Enterprise Portfolio
          Janus Aspen Flexible Bond Portfolio
          Janus Aspen Forty Portfolio
          Janus Aspen Global Life Sciences Portfolio
          Janus Aspen Global Technology Portfolio
          Janus Aspen Growth and Income Portfolio
          Janus Aspen INTECH Risk-Managed Core Portfolio
          Janus Aspen Janus Portfolio
          Janus Aspen Overseas Portfolio
          Janus Aspen Perkins Mid Cap Value Portfolio
          Janus Aspen Research Core Portfolio
          Janus Aspen Worldwide Portfolio

3.    Investment Company Act File Number: 811-7736

      Securities Act File Number: 33-63212

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2010

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):          $   228,150,559

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                 $   320,331,502

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                          $   733,998,520

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                  -$1,054,330,022

      (v)   Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:         $             0

      (vi)  Redemption credits available for use in future
            years -- if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:               $  (826,179,463)

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                   x$     .0001161

      (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):               =$            0

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.    Interest due - if this Form is being filed more than 90 days after the end
      of the issuer's fiscal year (see Instruction D):          +$            0
                                                                ---------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                               =$            0
                                                                ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery

               [ ]  Wire Transfer

               [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)
                                        Name:  /s/ Jesper Nergaard
                                               ---------------------------------
                                        Title: Vice President, Chief Financial
                                               Officer, Treasurer and Principal
                                               Accounting Officer

Date: March 25, 2011